16 Equity (Details Narrative) R$ / shares in Units, R$ in Thousands									1 Months Ended	12 Months Ended
	Jan. 31, 2021 R$ / shares shares	Jun. 18, 2019 BRL (R$) shares	Mar. 29, 2019 BRL (R$) shares	Mar. 12, 2019 BRL (R$)	Mar. 08, 2019 BRL (R$)	Dec. 04, 2018 BRL (R$) shares	Aug. 31, 2018 BRL (R$) shares	Apr. 26, 2018 BRL (R$) shares	Jun. 30, 2019 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 23, 2020 shares	Jul. 20, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$) shares	Jul. 23, 2019 shares	Jun. 13, 2019 BRL (R$)	Mar. 12, 2019 $ / shares shares	Mar. 08, 2019 $ / shares shares	Dec. 31, 2018 BRL (R$) shares
Share capital										R$ 17			R$ 17					R$ 315,000
Total number of shares | shares										93,146,731			89,744,275					1,443,541
Additional paid-in capital										R$ 2,323,488		R$ 17,531	R$ 1,931,047
Capital increase with earnings reserves																		R$ 80,541
Renounce of dividends for prior years					R$ 4,107
Cancellation of dividend					R$ 4,107
Dividend payables										12,984					R$ 38,000
Uniao educacional do planalto central s.a. ("UEPC") [member]
Proceeds from issue of ordinary shares		R$ 36,358	R$ 137,051
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Dividend payables										4,592
IESVAP [member]
Dividend payables										R$ 8,392
Class A Ordinary Shares [Member]
Total number of shares | shares										45,112,416			31,814,690
Proceeds from issue of ordinary shares										R$ 3,260,480
Additional paid-in capital												R$ 141,976
Repurchase of ordinary shares | shares											1,015,844
Class A Ordinary Shares [Member] | Events After Reporting Periods [Member]
Repurchase of ordinary shares | shares	521,117
Weighted average price | R$ / shares	R$ 124.15
Class A Ordinary Shares [Member] | Events After Reporting Periods [Member] | USD
Weighted average price | R$ / shares	R$ 22.51
Ordinary Shares [Member]
Total number of shares | shares						137,298		124,994										1,411,895
Proceeds from issue of ordinary shares						R$ 99,999		R$ 55,000
Ordinary Shares [Member] | Nicolau Carvalho Esteves [Member]
Repurchase of ordinary shares | shares																160,000
Acquisition price | $ / shares																$ 206.25
Acquisitions held by shareholders				R$ 33,001
Ordinary Shares [Member] | Uniao educacional do planalto central s.a. ("UEPC") [member]
Proceeds from issue of ordinary shares		R$ 24,458
Number of shares in entity held by entity or by its subsidiaries or associates | shares		27,211
Ordinary Shares [Member] | BR Health Participacoes S.A. ("BR Health") And Guardaya Empreendimentos and Participacoes S.A. ("Guardaya") [Member]
Proceeds from issue of ordinary shares			R$ 122,062
Number of shares in entity held by entity or by its subsidiaries or associates | shares			378,696
Ordinary Shares [Member] | BR Health Participacoes S.A. ("BR Health") [Member]
Proceeds from issue of ordinary shares				R$ 150,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares																156,337	37,200
Par value per share | $ / shares																	$ 0.01
Ordinary Shares [Member] | FASA, IESP And Univaco [Member]
Proceeds from issue of ordinary shares									R$ 24,310
Number of shares in entity held by entity or by its subsidiaries or associates | shares									157,202
Class B Preferred Shares [Member]
Total number of shares | shares							5,123											5,123
Description of ratio of convertible shares										Class B preferred shares were convertible into common shares at the ratio of 1 Class B preferred share for 1 common share, in certain situations.
Proceeds from issue of preference shares							R$ 1,304
Class A Preferred Shares [Member]
Total number of shares | shares								26,523										26,523
Description of ratio of convertible shares										Convertible into common shares at the ratio of 1 preferred share for 17.7 common shares in the situations described in the Shareholders Agreement.
Proceeds from issue of preference shares								R$ 11,670
Class B Ordinary Shares [Member]
Total number of shares | shares										48,034,315			57,929,585
Class A common shares [member]
Total number of shares | shares														13,888,887